Schedule of Investments (unaudited)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)(b)	4,388,594	$291,183,212
Total Investment Companies (Cost: $220,752,849)		291,183,212
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	407,796	408,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	260,000	260,000
Total Short-Term Securities — 0.2% (Cost: $668,000)		668,000
Total Investments in Securities — 100.1% (Cost: $221,420,849)		291,851,212
Liabilities in Excess of Other Assets — (0.1)%		(338,940)
Net Assets — 100.0%		$291,512,272

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$408,000 (a)	$—	$—	$—	$408,000	407,796	$90 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—	(270,000)(a)	—	—	260,000	260,000	7,739	—
iShares MSCI ACWI ex U.S. ETF	258,185,296	16,492,953	(9,380,357)	1,943,680	23,941,640	291,183,212	4,388,594	—	—
				$1,943,680	$23,941,640	$291,851,212		$7,829	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	16,683,000	USD	3,098,626	Goldman Sachs & Co.	11/05/25	$1,440
CLP	7,842,000	USD	8,129	State Street Bank & Trust Company	11/05/25	191
HKD	194,745,000	USD	25,057,325	Goldman Sachs & Co.	11/05/25	5,089
HKD	3,141,000	USD	403,892	State Street Bank & Trust Company	11/05/25	335
IDR	16,183,041,000	USD	972,089	Goldman Sachs & Co.	11/05/25	1,071
IDR	176,463,000	USD	10,565	JPMorgan Chase Bank N.A.	11/05/25	46
IDR	118,040,000	USD	7,063	Morgan Stanley & Co. International PLC	11/05/25	35
ILS	88,000	USD	26,639	HSBC Bank PLC	11/05/25	368

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	58,000	USD	17,621	State Street Bank & Trust Company	11/05/25	$179
KRW	13,661,624,000	USD	9,561,607	Goldman Sachs & Co.	11/05/25	23,858
MYR	4,261,000	USD	1,016,581	Goldman Sachs & Co.	11/05/25	910
MYR	3,000	USD	714	Morgan Stanley & Co. International PLC	11/05/25	3
THB	28,408,000	USD	878,580	Morgan Stanley & Co. International PLC	11/05/25	42
TRY	131,000	USD	3,065	Bank of America N.A.	11/05/25	48
TRY	16,792,000	USD	398,728	HSBC Bank PLC	11/05/25	296
TRY	271,000	USD	6,345	State Street Bank & Trust Company	11/05/25	94
TWD	501,341,000	USD	16,295,294	Goldman Sachs & Co.	11/05/25	10,202
USD	58,911	AUD	89,000	Bank of America N.A.	11/05/25	678
USD	251,584	AUD	382,000	Goldman Sachs & Co.	11/05/25	1,638
USD	11,766,831	AUD	17,754,000	State Street Bank & Trust Company	11/05/25	150,254
USD	1,470,385	BRL	7,887,000	Morgan Stanley & Co. International PLC	11/05/25	4,809
USD	1,645,732	BRL	8,844,000	State Street Bank & Trust Company	11/05/25	2,324
USD	654,119	CAD	912,000	Goldman Sachs & Co.	11/05/25	3,809
USD	65,499	CAD	91,000	Morgan Stanley & Co. International PLC	11/05/25	610
USD	22,940,768	CAD	31,849,000	State Street Bank & Trust Company	11/05/25	230,534
USD	106,898	CHF	85,000	Goldman Sachs & Co.	11/05/25	1,263
USD	448,859	CHF	356,000	Morgan Stanley & Co. International PLC	11/05/25	6,435
USD	15,864,465	CHF	12,572,000	State Street Bank & Trust Company	11/05/25	240,412
USD	36,576	CHF	29,000	UBS AG	11/05/25	536
USD	3,485	CLP	3,268,000	Morgan Stanley & Co. International PLC	11/05/25	17
USD	73,599	CNH	522,000	BNP Paribas SA	11/05/25	316
USD	3,229,123	CNH	22,970,000	Deutsche Bank Securities Inc.	11/05/25	4,385
USD	22,889	CNH	163,000	HSBC Bank PLC	11/05/25	5
USD	79,985	CNH	569,000	JPMorgan Chase Bank N.A.	11/05/25	104
USD	36,124	CNH	257,000	Morgan Stanley & Co. International PLC	11/05/25	44
USD	70,863	DKK	454,000	BNP Paribas SA	11/05/25	785
USD	22,129	DKK	142,000	Goldman Sachs & Co.	11/05/25	210
USD	3,325,872	DKK	21,090,000	HSBC Bank PLC	11/05/25	70,495
USD	5,518	DKK	35,000	Morgan Stanley & Co. International PLC	11/05/25	115
USD	22,084	DKK	142,000	State Street Bank & Trust Company	11/05/25	165
USD	415,522	EUR	357,000	Barclays Bank PLC	11/05/25	4,003
USD	60,260,510	EUR	51,185,000	Deutsche Bank Securities Inc.	11/05/25	1,258,798
USD	414,651	EUR	357,000	Goldman Sachs & Co.	11/05/25	3,132
USD	2,506,268	EUR	2,140,000	Morgan Stanley & Co. International PLC	11/05/25	39,459
USD	167,763	GBP	126,000	Barclays Bank PLC	11/05/25	2,237
USD	168,305	GBP	126,000	Goldman Sachs & Co.	11/05/25	2,778
USD	25,370,312	GBP	18,866,000	State Street Bank & Trust Company	11/05/25	586,000
USD	168,495	HKD	1,309,000	HSBC Bank PLC	11/05/25	35
USD	539,055	HKD	4,188,000	State Street Bank & Trust Company	11/05/25	86
USD	6,547	IDR	108,757,000	Morgan Stanley & Co. International PLC	11/05/25	7
USD	27,520	IDR	456,779,000	State Street Bank & Trust Company	11/05/25	51
USD	37,111,282	JPY	5,461,281,000	Bank of America N.A.	11/05/25	1,673,731
USD	250,102	JPY	37,964,000	Goldman Sachs & Co.	11/05/25	3,759
USD	1,048,107	JPY	159,450,000	JPMorgan Chase Bank N.A.	11/05/25	13,456
USD	1,350,947	JPY	198,807,000	Morgan Stanley & Co. International PLC	11/05/25	60,914
USD	4,449,174	KRW	6,218,947,000	Morgan Stanley & Co. International PLC	11/05/25	85,747
USD	5,138,101	KRW	7,185,604,000	State Street Bank & Trust Company	11/05/25	96,434
USD	11,428	MXN	211,000	Bank of America N.A.	11/05/25	72
USD	36,545	MXN	674,000	Barclays Bank PLC	11/05/25	270
USD	11,423	MXN	211,000	JPMorgan Chase Bank N.A.	11/05/25	67
USD	1,671,646	MXN	30,742,000	State Street Bank & Trust Company	11/05/25	17,108

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,990	NOK	70,000	Barclays Bank PLC	11/05/25	$79
USD	29,425	NOK	294,000	Goldman Sachs & Co.	11/05/25	401
USD	35,185	NOK	351,000	JPMorgan Chase Bank N.A.	11/05/25	533
USD	994,044	NOK	9,912,000	Morgan Stanley & Co. International PLC	11/05/25	15,492
USD	6,939	NZD	12,000	BNP Paribas SA	11/05/25	72
USD	2,297	NZD	4,000	Goldman Sachs & Co.	11/05/25	8
USD	302,879	NZD	521,000	HSBC Bank PLC	11/05/25	4,725
USD	5,814	NZD	10,000	State Street Bank & Trust Company	11/05/25	92
USD	35,497	SEK	333,000	Bank of America N.A.	11/05/25	443
USD	16,836	SEK	158,000	Barclays Bank PLC	11/05/25	204
USD	149,051	SEK	1,398,000	Goldman Sachs & Co.	11/05/25	1,888
USD	5,171,357	SEK	48,550,000	Societe Generale	11/05/25	60,654
USD	9,333	SGD	12,000	HSBC Bank PLC	11/05/25	113
USD	2,369,883	SGD	3,049,000	State Street Bank & Trust Company	11/05/25	27,197
USD	7,467,982	TWD	226,832,500	Morgan Stanley & Co. International PLC	11/05/25	90,536
USD	9,141,075	TWD	278,108,500	State Street Bank & Trust Company	11/05/25	95,940
USD	20,065	ZAR	346,000	Barclays Bank PLC	11/05/25	110
USD	64,540	ZAR	1,108,000	Goldman Sachs & Co.	11/05/25	637
USD	241,890	ZAR	4,183,000	Morgan Stanley & Co. International PLC	11/05/25	638
USD	2,675,021	ZAR	46,360,000	State Street Bank & Trust Company	11/05/25	1,239
INR	1,159,262,000	USD	13,054,899	Goldman Sachs & Co.	11/06/25	2,840
INR	3,937,000	USD	44,221	Morgan Stanley & Co. International PLC	11/06/25	125
INR	18,698,000	USD	210,267	State Street Bank & Trust Company	11/06/25	344
USD	88,668	INR	7,791,000	Morgan Stanley & Co. International PLC	11/06/25	912
USD	371,065	INR	32,721,000	State Street Bank & Trust Company	11/06/25	2,501
DKK	238,000	USD	36,802	Societe Generale	12/03/25	5
HKD	1,370,000	USD	176,370	HSBC Bank PLC	12/03/25	43
TRY	86,000	USD	1,997	Bank of America N.A.	12/03/25	1
TRY	397,000	USD	9,216	HSBC Bank PLC	12/03/25	6
USD	11,639,093	AUD	17,773,000	BNP Paribas SA	12/03/25	6,218
USD	130,973	AUD	200,000	HSBC Bank PLC	12/03/25	68
USD	275,195	CAD	385,000	Morgan Stanley & Co. International PLC	12/03/25	273
USD	23,340,843	CAD	32,654,000	State Street Bank & Trust Company	12/03/25	23,219
USD	16,239,484	CHF	12,992,000	State Street Bank & Trust Company	12/03/25	40,415
USD	207,104	CHF	166,000	UBS AG	12/03/25	127
USD	516,056	CLP	486,223,000	Goldman Sachs & Co.	12/03/25	91
USD	21,254	CLP	20,007,000	State Street Bank & Trust Company	12/03/25	24
USD	109,176	CNH	776,000	Goldman Sachs & Co.	12/03/25	20
USD	3,412,225	CNH	24,253,000	HSBC Bank PLC	12/03/25	667
USD	27,722	DKK	179,000	Morgan Stanley & Co. International PLC	12/03/25	40
USD	3,266,097	DKK	21,089,000	State Street Bank & Trust Company	12/03/25	4,729
USD	63,867,444	EUR	55,244,000	Morgan Stanley & Co. International PLC	12/03/25	86,264
USD	24,650,997	GBP	18,761,000	Morgan Stanley & Co. International PLC	12/03/25	3,100
USD	1,348,092	GBP	1,026,000	State Street Bank & Trust Company	12/03/25	150
USD	1,128,920	ILS	3,674,000	Goldman Sachs & Co.	12/03/25	1,485
USD	36,773,560	JPY	5,649,077,000	Bank of America N.A.	12/03/25	13,056
USD	613,899	JPY	94,313,000	Barclays Bank PLC	12/03/25	172
USD	2,499,745	JPY	384,007,000	Goldman Sachs & Co.	12/03/25	878
USD	9,572,796	KRW	13,661,624,000	Goldman Sachs & Co.	12/03/25	1,567
USD	1,989,888	KRW	2,839,053,000	State Street Bank & Trust Company	12/03/25	869
USD	33,640	MXN	626,000	HSBC Bank PLC	12/03/25	47
USD	2,469	MXN	46,000	Morgan Stanley & Co. International PLC	12/03/25	1
USD	1,683,857	MXN	31,333,000	State Street Bank & Trust Company	12/03/25	2,454

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,028,279	NOK	10,403,000	Morgan Stanley & Co. International PLC	12/03/25	$1,262
USD	307,313	NZD	536,000	HSBC Bank PLC	12/03/25	216
USD	6,880	NZD	12,000	State Street Bank & Trust Company	12/03/25	5
USD	5,517,806	SEK	52,287,000	JPMorgan Chase Bank N.A.	12/03/25	4,494
USD	2,428,134	SGD	3,153,000	State Street Bank & Trust Company	12/03/25	286
USD	2,060,551	TWD	63,398,000	State Street Bank & Trust Company	12/03/25	155
USD	8,235	ZAR	143,000	Barclays Bank PLC	12/03/25	3
USD	3,053,488	ZAR	53,029,000	Morgan Stanley & Co. International PLC	12/03/25	946
						5,113,373
AUD	17,773,000	USD	11,635,237	BNP Paribas SA	11/05/25	$(6,228)
AUD	403,000	USD	267,219	HSBC Bank PLC	11/05/25	(3,533)
AUD	287,000	USD	189,626	State Street Bank & Trust Company	11/05/25	(1,839)
BRL	3,000	USD	559	Morgan Stanley & Co. International PLC	11/05/25	(2)
BRL	269,000	USD	50,060	State Street Bank & Trust Company	11/05/25	(74)
CAD	521,000	USD	373,919	Barclays Bank PLC	11/05/25	(2,415)
CAD	32,331,000	USD	23,077,000	State Street Bank & Trust Company	11/05/25	(23,072)
CHF	448,000	USD	565,290	JPMorgan Chase Bank N.A.	11/05/25	(8,531)
CHF	12,594,000	USD	15,690,388	State Street Bank & Trust Company	11/05/25	(38,994)
CLP	486,223,000	USD	515,952	Goldman Sachs & Co.	11/05/25	(88)
CNH	391,000	USD	54,898	BNP Paribas SA	11/05/25	(6)
CNH	24,253,000	USD	3,405,500	HSBC Bank PLC	11/05/25	(643)
DKK	21,863,000	USD	3,382,014	State Street Bank & Trust Company	11/05/25	(7,319)
EUR	856,000	USD	1,006,843	Barclays Bank PLC	11/05/25	(20,119)
EUR	104,000	USD	122,349	HSBC Bank PLC	11/05/25	(2,467)
EUR	53,079,000	USD	61,267,736	Morgan Stanley & Co. International PLC	11/05/25	(82,782)
GBP	357,000	USD	481,284	JPMorgan Chase Bank N.A.	11/05/25	(12,292)
GBP	18,761,000	USD	24,649,421	Morgan Stanley & Co. International PLC	11/05/25	(3,048)
IDR	261,017,000	USD	15,753	State Street Bank & Trust Company	11/05/25	(57)
ILS	3,622,000	USD	1,113,000	Goldman Sachs & Co.	11/05/25	(1,438)
JPY	5,649,077,000	USD	36,669,222	Bank of America N.A.	11/05/25	(13,087)
JPY	91,114,000	USD	619,784	State Street Bank & Trust Company	11/05/25	(28,557)
JPY	117,311,000	USD	796,285	UBS AG	11/05/25	(35,069)
KRW	220,349,000	USD	156,765	State Street Bank & Trust Company	11/05/25	(2,161)
MXN	505,000	USD	27,373	Barclays Bank PLC	11/05/25	(194)
MXN	31,333,000	USD	1,688,812	State Street Bank & Trust Company	11/05/25	(2,467)
MYR	69,000	USD	16,533	State Street Bank & Trust Company	11/05/25	(57)
NOK	168,000	USD	16,899	JPMorgan Chase Bank N.A.	11/05/25	(314)
NOK	10,459,000	USD	1,033,895	Morgan Stanley & Co. International PLC	11/05/25	(1,341)
NZD	9,000	USD	5,257	BNP Paribas SA	11/05/25	(107)
NZD	538,000	USD	308,113	HSBC Bank PLC	11/05/25	(230)
SEK	116,000	USD	12,358	Barclays Bank PLC	11/05/25	(147)
SEK	50,323,000	USD	5,303,002	JPMorgan Chase Bank N.A.	11/05/25	(5,660)
SGD	48,000	USD	37,326	Barclays Bank PLC	11/05/25	(445)
SGD	10,000	USD	7,773	HSBC Bank PLC	11/05/25	(90)
SGD	3,003,000	USD	2,307,605	State Street Bank & Trust Company	11/05/25	(263)
THB	458,000	USD	14,184	Barclays Bank PLC	11/05/25	(19)
TWD	2,252,000	USD	74,118	Morgan Stanley & Co. International PLC	11/05/25	(875)
TWD	8,086,000	USD	266,162	State Street Bank & Trust Company	11/05/25	(3,175)
USD	77,244	AUD	119,000	Goldman Sachs & Co.	11/05/25	(618)
USD	77,505	AUD	119,000	State Street Bank & Trust Company	11/05/25	(358)
USD	20,723	BRL	112,000	Goldman Sachs & Co.	11/05/25	(90)
USD	20,692	BRL	112,000	Morgan Stanley & Co. International PLC	11/05/25	(120)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	254,320	CLP	244,592,000	Morgan Stanley & Co. International PLC	11/05/25	$(5,183)
USD	256,331	CLP	246,205,000	State Street Bank & Trust Company	11/05/25	(4,883)
USD	22,890	CNY	163,000	State Street Bank & Trust Company	11/05/25	(2)
USD	421,561	HKD	3,278,000	Deutsche Bank Securities Inc.	11/05/25	(296)
USD	22,540,502	HKD	175,249,000	HSBC Bank PLC	11/05/25	(12,903)
USD	1,783,136	HKD	13,862,000	State Street Bank & Trust Company	11/05/25	(813)
USD	484,121	IDR	8,086,512,500	Morgan Stanley & Co. International PLC	11/05/25	(2,158)
USD	483,976	IDR	8,086,512,500	State Street Bank & Trust Company	11/05/25	(2,303)
USD	23,931	ILS	78,000	BNP Paribas SA	11/05/25	(7)
USD	29,582	ILS	98,000	HSBC Bank PLC	11/05/25	(493)
USD	1,086,422	ILS	3,592,000	State Street Bank & Trust Company	11/05/25	(15,933)
USD	64,107	KRW	91,812,000	Morgan Stanley & Co. International PLC	11/05/25	(311)
USD	269,031	KRW	385,610,000	State Street Bank & Trust Company	11/05/25	(1,526)
USD	6,859	MYR	29,000	Goldman Sachs & Co.	11/05/25	(65)
USD	496,045	MYR	2,085,500	Morgan Stanley & Co. International PLC	11/05/25	(1,955)
USD	528,030	MYR	2,218,500	State Street Bank & Trust Company	11/05/25	(1,730)
USD	12,640	THB	411,000	Barclays Bank PLC	11/05/25	(72)
USD	43,005	THB	1,394,000	BNP Paribas SA	11/05/25	(109)
USD	836,044	THB	27,061,000	JPMorgan Chase Bank N.A.	11/05/25	(918)
USD	2,676	TRY	113,000	Bank of America N.A.	11/05/25	(10)
USD	11,227	TRY	474,000	BNP Paribas SA	11/05/25	(37)
USD	388,239	TRY	16,607,000	HSBC Bank PLC	11/05/25	(6,388)
USD	109,404	TWD	3,369,000	Morgan Stanley & Co. International PLC	11/05/25	(168)
USD	109,223	TWD	3,369,000	State Street Bank & Trust Company	11/05/25	(349)
USD	19,859	ZAR	346,000	State Street Bank & Trust Company	11/05/25	(97)
ZAR	831,000	USD	48,168	BNP Paribas SA	11/05/25	(241)
ZAR	51,512,000	USD	2,971,789	Morgan Stanley & Co. International PLC	11/05/25	(869)
USD	6,328,579	INR	562,655,000	Morgan Stanley & Co. International PLC	11/06/25	(9,075)
USD	6,509,483	INR	578,730,000	State Street Bank & Trust Company	11/06/25	(9,238)
NOK	176,000	USD	17,379	Barclays Bank PLC	12/03/25	(4)
NOK	191,000	USD	18,879	BNP Paribas SA	12/03/25	(23)
USD	47,750	AUD	73,000	JPMorgan Chase Bank N.A.	12/03/25	(31)
USD	3,103,106	BRL	16,821,000	Goldman Sachs & Co.	12/03/25	(272)
USD	61,581	BRL	334,000	State Street Bank & Trust Company	12/03/25	(40)
USD	11,170	CLP	10,527,000	Goldman Sachs & Co.	12/03/25	(1)
USD	3,938	CNH	28,000	HSBC Bank PLC	12/03/25	—
USD	491,693	EUR	426,000	State Street Bank & Trust Company	12/03/25	(139)
USD	248,247	GBP	189,000	JPMorgan Chase Bank N.A.	12/03/25	(58)
USD	25,071,071	HKD	194,745,000	Goldman Sachs & Co.	12/03/25	(5,958)
USD	180,113	HKD	1,399,000	HSBC Bank PLC	12/03/25	(34)
USD	986,474	IDR	16,434,304,000	Goldman Sachs & Co.	12/03/25	(1,404)
USD	31,674	IDR	527,535,000	State Street Bank & Trust Company	12/03/25	(36)
USD	21,754	ILS	71,000	Deutsche Bank Securities Inc.	12/03/25	(34)
USD	13,050,458	INR	1,160,695,000	Goldman Sachs & Co.	12/03/25	(4,260)
USD	790,636	INR	70,300,000	State Street Bank & Trust Company	12/03/25	(52)
USD	334,899	KRW	478,123,000	Goldman Sachs & Co.	12/03/25	(70)
USD	1,028,073	MYR	4,305,000	Goldman Sachs & Co.	12/03/25	(590)
USD	239	MYR	1,000	State Street Bank & Trust Company	12/03/25	—
USD	3,436	NZD	6,000	Citibank N.A.	12/03/25	(1)
USD	58,098	SEK	551,000	Morgan Stanley & Co. International PLC	12/03/25	(1)
USD	24,636	SGD	32,000	Barclays Bank PLC	12/03/25	(5)
USD	5,313	THB	172,000	HSBC Bank PLC	12/03/25	(19)
USD	919,208	THB	29,754,000	Morgan Stanley & Co. International PLC	12/03/25	(3,074)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	389,815	TRY	16,792,000	HSBC Bank PLC	12/03/25	$(269)
USD	16,517,336	TWD	508,314,000	Goldman Sachs & Co.	12/03/25	(2,554)
						(407,452)
						$4,705,921
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$291,183,212	$—	$—	$291,183,212
Short-Term Securities
Money Market Funds	668,000	—	—	668,000
	$291,851,212	$—	$—	$291,851,212
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,113,373	$—	$5,113,373
Liabilities
Foreign Currency Exchange Contracts	—	(407,452)	—	(407,452)
	$—	$4,705,921	$—	$4,705,921

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Currency Abbreviation (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand